Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Calculation Of Earnings Per Share
The calculation of earnings per share is as follows:

	Years ended December 31,
$ in millions, except per share data	2012	2011	2010
Income from continuing operations, net of taxes	$569.2	$612.1	$630.2
Net (income)/loss attributable to noncontrolling interests in consolidated entities, net	89.8	107.7	(171.1)
Income from continuing operations attributable to Invesco Ltd. for basic and diluted EPS calculations	659.0	719.8	459.1
Income from discontinued operations, net of taxes	18.1	9.9	6.6
Net income attributable to common shareholders	$677.1	$729.7	$465.7

Weighted average shares outstanding - basic	452.3	462.9	460.4
Dilutive effect of share-based awards	1.5	1.8	2.8
Weighted average shares outstanding - diluted	453.8	464.7	463.2

Basic earnings per share:
Earnings per share from continuing operations	$1.46	$1.55	$1.00
Earnings per share from discontinued operations	$0.04	$0.02	$0.01
Basic earnings per share	$1.50	$1.58	$1.01

Diluted earnings per share:
Earnings per share from continuing operations	$1.45	$1.55	$0.99
Earnings per share from discontinued operations	$0.04	$0.02	$0.01
Diluted earnings per share	$1.49	$1.57	$1.01